SCHEDULE OF OIL AND GAS ACTIVITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Extractive Industries [Abstract]
Oil and gas property - subject to amortization	$ 29,243,303	$ 28,035,019
Accumulated depletion	(9,323,062)	(9,064,212)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property - subject to amortization, net	8,061,058	7,111,624
Oil and gas property - not subject to amortization	1,155,439	1,155,439
Accumulated impairment
Oil and gas property - not subject to amortization, net	$ 1,155,439	$ 1,155,439